Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2024	2023	2022
Finance lease cost	$229	$114	$67
Operating lease cost	1,018	1,013	1,050
Short-term lease cost	9	9	7
Variable lease cost	321	331	262
Sublease income	(39)	(61)	(72)
Total lease cost	$1,537	$1,406	$1,315
The company recorded net gains on sale and leaseback transactions of $17 million, $145 million and $41 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$43	$16	$9
Financing cash outflows from finance leases	189	75	55
Operating cash outflows from operating leases	961	961	1,020
ROU assets obtained in exchange for new finance lease liabilities	698	355	196
ROU assets obtained in exchange for new operating lease liabilities	988	1,220	705
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2024	2023
Finance leases
Weighted-average remaining lease term (in years)	6.0	5.1
Weighted-average discount rate	5.03%	4.62%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.2
Weighted-average discount rate	4.91%	4.46%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2025	2026	2027	2028	2029	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$246	$210	$194	$168	$155	$202	$(174)	$1,000
Operating leases	906	787	630	447	318	938	(603)	3,422
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $496 million that have not yet commenced as of December 31, 2024, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2024	2023
ROU assets—Property, plant and equipment	$984	$481
Lease liabilities
Short-term debt	198	121
Long-term debt	803	379
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2024	2023	2022
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$865	$1,280	$1,636
Less: Carrying value of underlying assets (1)	(176)	(245)	(385)
Gross profit	689	1,034	1,251
Interest income on lease receivables	268	242	200
Total sales-type and direct financing lease income	958	1,276	1,451
Lease income—operating leases	60	93	116
Variable lease income	68	68	87
Total lease income	$1,085	$1,437	$1,653
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2024 and 2023, the unguaranteed residual values of sales-type and direct financing leases were $479 million and $458 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2024 and 2023, impairment of residual values was immaterial.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2024.

($ in millions)
Total
2025	$1,552
2026	963
2027	584
2028	244
2029	60
Thereafter	3
Total undiscounted cash flows	$3,406
Present value of lease payments (recognized as financing receivables) (1)	3,062
Difference between undiscounted cash flows and discounted cash flows	$344
(1)The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2024	2023	2022
Finance lease cost	$229	$114	$67
Operating lease cost	1,018	1,013	1,050
Short-term lease cost	9	9	7
Variable lease cost	321	331	262
Sublease income	(39)	(61)	(72)
Total lease cost	$1,537	$1,406	$1,315
The company recorded net gains on sale and leaseback transactions of $17 million, $145 million and $41 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$43	$16	$9
Financing cash outflows from finance leases	189	75	55
Operating cash outflows from operating leases	961	961	1,020
ROU assets obtained in exchange for new finance lease liabilities	698	355	196
ROU assets obtained in exchange for new operating lease liabilities	988	1,220	705
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2024	2023
Finance leases
Weighted-average remaining lease term (in years)	6.0	5.1
Weighted-average discount rate	5.03%	4.62%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.2
Weighted-average discount rate	4.91%	4.46%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2025	2026	2027	2028	2029	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$246	$210	$194	$168	$155	$202	$(174)	$1,000
Operating leases	906	787	630	447	318	938	(603)	3,422
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $496 million that have not yet commenced as of December 31, 2024, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2024	2023
ROU assets—Property, plant and equipment	$984	$481
Lease liabilities
Short-term debt	198	121
Long-term debt	803	379
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2024	2023	2022
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$865	$1,280	$1,636
Less: Carrying value of underlying assets (1)	(176)	(245)	(385)
Gross profit	689	1,034	1,251
Interest income on lease receivables	268	242	200
Total sales-type and direct financing lease income	958	1,276	1,451
Lease income—operating leases	60	93	116
Variable lease income	68	68	87
Total lease income	$1,085	$1,437	$1,653
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2024 and 2023, the unguaranteed residual values of sales-type and direct financing leases were $479 million and $458 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2024 and 2023, impairment of residual values was immaterial.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2024.

($ in millions)
Total
2025	$1,552
2026	963
2027	584
2028	244
2029	60
Thereafter	3
Total undiscounted cash flows	$3,406
Present value of lease payments (recognized as financing receivables) (1)	3,062
Difference between undiscounted cash flows and discounted cash flows	$344
(1)The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2024	2023	2022
Finance lease cost	$229	$114	$67
Operating lease cost	1,018	1,013	1,050
Short-term lease cost	9	9	7
Variable lease cost	321	331	262
Sublease income	(39)	(61)	(72)
Total lease cost	$1,537	$1,406	$1,315
The company recorded net gains on sale and leaseback transactions of $17 million, $145 million and $41 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$43	$16	$9
Financing cash outflows from finance leases	189	75	55
Operating cash outflows from operating leases	961	961	1,020
ROU assets obtained in exchange for new finance lease liabilities	698	355	196
ROU assets obtained in exchange for new operating lease liabilities	988	1,220	705
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2024	2023
Finance leases
Weighted-average remaining lease term (in years)	6.0	5.1
Weighted-average discount rate	5.03%	4.62%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.2
Weighted-average discount rate	4.91%	4.46%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2025	2026	2027	2028	2029	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$246	$210	$194	$168	$155	$202	$(174)	$1,000
Operating leases	906	787	630	447	318	938	(603)	3,422
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $496 million that have not yet commenced as of December 31, 2024, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2024	2023
ROU assets—Property, plant and equipment	$984	$481
Lease liabilities
Short-term debt	198	121
Long-term debt	803	379
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2024	2023	2022
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$865	$1,280	$1,636
Less: Carrying value of underlying assets (1)	(176)	(245)	(385)
Gross profit	689	1,034	1,251
Interest income on lease receivables	268	242	200
Total sales-type and direct financing lease income	958	1,276	1,451
Lease income—operating leases	60	93	116
Variable lease income	68	68	87
Total lease income	$1,085	$1,437	$1,653
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2024 and 2023, the unguaranteed residual values of sales-type and direct financing leases were $479 million and $458 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2024 and 2023, impairment of residual values was immaterial.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2024.

($ in millions)
Total
2025	$1,552
2026	963
2027	584
2028	244
2029	60
Thereafter	3
Total undiscounted cash flows	$3,406
Present value of lease payments (recognized as financing receivables) (1)	3,062
Difference between undiscounted cash flows and discounted cash flows	$344
(1)The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2024	2023	2022
Finance lease cost	$229	$114	$67
Operating lease cost	1,018	1,013	1,050
Short-term lease cost	9	9	7
Variable lease cost	321	331	262
Sublease income	(39)	(61)	(72)
Total lease cost	$1,537	$1,406	$1,315
The company recorded net gains on sale and leaseback transactions of $17 million, $145 million and $41 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$43	$16	$9
Financing cash outflows from finance leases	189	75	55
Operating cash outflows from operating leases	961	961	1,020
ROU assets obtained in exchange for new finance lease liabilities	698	355	196
ROU assets obtained in exchange for new operating lease liabilities	988	1,220	705
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2024	2023
Finance leases
Weighted-average remaining lease term (in years)	6.0	5.1
Weighted-average discount rate	5.03%	4.62%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.2
Weighted-average discount rate	4.91%	4.46%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2025	2026	2027	2028	2029	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$246	$210	$194	$168	$155	$202	$(174)	$1,000
Operating leases	906	787	630	447	318	938	(603)	3,422
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $496 million that have not yet commenced as of December 31, 2024, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2024	2023
ROU assets—Property, plant and equipment	$984	$481
Lease liabilities
Short-term debt	198	121
Long-term debt	803	379
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2024	2023	2022
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$865	$1,280	$1,636
Less: Carrying value of underlying assets (1)	(176)	(245)	(385)
Gross profit	689	1,034	1,251
Interest income on lease receivables	268	242	200
Total sales-type and direct financing lease income	958	1,276	1,451
Lease income—operating leases	60	93	116
Variable lease income	68	68	87
Total lease income	$1,085	$1,437	$1,653
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2024 and 2023, the unguaranteed residual values of sales-type and direct financing leases were $479 million and $458 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2024 and 2023, impairment of residual values was immaterial.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2024.

($ in millions)
Total
2025	$1,552
2026	963
2027	584
2028	244
2029	60
Thereafter	3
Total undiscounted cash flows	$3,406
Present value of lease payments (recognized as financing receivables) (1)	3,062
Difference between undiscounted cash flows and discounted cash flows	$344
(1)The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.

Leases	LEASES
Accounting for Leases as a Lessee
The following table presents the various components of lease costs.

($ in millions)
For the year ended December 31:	2024	2023	2022
Finance lease cost	$229	$114	$67
Operating lease cost	1,018	1,013	1,050
Short-term lease cost	9	9	7
Variable lease cost	321	331	262
Sublease income	(39)	(61)	(72)
Total lease cost	$1,537	$1,406	$1,315
The company recorded net gains on sale and leaseback transactions of $17 million, $145 million and $41 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The following table presents supplemental information relating to the cash flows arising from lease transactions. Cash payments related to variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and, as such, are excluded from the amounts below.

($ in millions)
For the year ended December 31:	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$43	$16	$9
Financing cash outflows from finance leases	189	75	55
Operating cash outflows from operating leases	961	961	1,020
ROU assets obtained in exchange for new finance lease liabilities	698	355	196
ROU assets obtained in exchange for new operating lease liabilities	988	1,220	705
The following table presents the weighted-average lease term and discount rate for finance and operating leases.

At December 31:	2024	2023
Finance leases
Weighted-average remaining lease term (in years)	6.0	5.1
Weighted-average discount rate	5.03%	4.62%
Operating leases
Weighted-average remaining lease term (in years)	6.4	6.2
Weighted-average discount rate	4.91%	4.46%
The following table presents a maturity analysis of expected undiscounted cash flows for operating and finance leases on an annual basis for the next five years and thereafter.

($ in millions)
	2025	2026	2027	2028	2029	Thereafter	Imputed Interest (1)	Total (2)
Finance leases	$246	$210	$194	$168	$155	$202	$(174)	$1,000
Operating leases	906	787	630	447	318	938	(603)	3,422
(1)Imputed interest represents the difference between undiscounted cash flows and discounted cash flows.
(2)The company entered into lease agreements, primarily related to operating leases, for certain facilities and equipment with payments totaling approximately $496 million that have not yet commenced as of December 31, 2024, and therefore are not included in this table.
The following table presents information on the company’s finance leases recognized in the Consolidated Balance Sheet.

($ in millions)
At December 31:	2024	2023
ROU assets—Property, plant and equipment	$984	$481
Lease liabilities
Short-term debt	198	121
Long-term debt	803	379
Accounting for Leases as a Lessor
The following table presents amounts included in the Consolidated Income Statement related to lessor activity.

($ in millions)
For the year ended December 31:	2024	2023	2022
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$865	$1,280	$1,636
Less: Carrying value of underlying assets (1)	(176)	(245)	(385)
Gross profit	689	1,034	1,251
Interest income on lease receivables	268	242	200
Total sales-type and direct financing lease income	958	1,276	1,451
Lease income—operating leases	60	93	116
Variable lease income	68	68	87
Total lease income	$1,085	$1,437	$1,653
(1)Excludes unguaranteed residual value.
Sales-Type and Direct Financing Leases
At December 31, 2024 and 2023, the unguaranteed residual values of sales-type and direct financing leases were $479 million and $458 million, respectively. Refer to note K, “Financing Receivables,” for additional information on the company’s net investment in leases.
For the years ended December 31, 2024 and 2023, impairment of residual values was immaterial.
The following table presents a maturity analysis of the lease payments due to IBM on sales-type and direct financing leases over the next five years and thereafter, as well as a reconciliation of the undiscounted cash flows to the financing receivables recognized in the Consolidated Balance Sheet at December 31, 2024.

($ in millions)
Total
2025	$1,552
2026	963
2027	584
2028	244
2029	60
Thereafter	3
Total undiscounted cash flows	$3,406
Present value of lease payments (recognized as financing receivables) (1)	3,062
Difference between undiscounted cash flows and discounted cash flows	$344
(1)The present value of the lease payments will not equal the financing receivables balances in the Consolidated Balance Sheet due to certain items, including IDCs, allowance for credit losses and residual values, which are included in the financing receivable balance, but are not included in the future lease payments.